SEGMENT REPORTING (Details) - Schedule of Segment Reporting Information, by Segment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Operating Segments
Segment Net Sales:
Total Net Sales		$ 12,117	$ 7,834
Segment Profit (Loss):
Gross profit		(16,935)	(24,636)
Long-lived assets
Long-lived assets		25,680	24,432
Reconciliation
Segment Profit (Loss):
Gross profit		(16,935)	(24,636)
Unallocated corporate expenses		(6,405)	(5,887)
Non-cash share based compensation		(1,652)	(1,522)
Depreciation and amortization		(1,854)	(1,480)
Herbal Brands acquisition related charges			(3,015)
Goodwill impairment		(1,682)
Loss from operations		(28,528)	(36,540)
Loss on debt extinguishment		2,360	3,374
Loss on fair value of derivative instrument		657	421
Loss on investments		464	756
Foreign exchange loss		491	1,575
Interest expense		4,455	2,684
Miscellaneous, net		(284)	534
Loss from operations before income taxes		(36,671)	(45,884)
Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales		2,511	133
Segment Profit (Loss):
Gross profit		(18,798)	(25,250)
Long-lived assets
Long-lived assets		25,485	24,209
Non-Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales		9,606	7,701
Segment Profit (Loss):
Gross profit		1,863	614
Long-lived assets
Long-lived assets		176	207
Other | Operating Segments
Long-lived assets
Long-lived assets	[1]	$ 19	$ 16

[1]	“Other” includes long-lived assets primarily in the Company’s corporate offices.